Description of the Plan - Payment of Benefits (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	Dec. 31, 2025 USD ($)
Description of the Plan
Minimum vested balance to receive lump sum or installment payments	$ 5,000
Maximum vested balance for single lump sum payment	$ 5,000